FINANCIAL RISK MANAGEMENT - Summary of Derivative Instruments (Detail) - Fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Financial derivatives	R$ 516,386	R$ 1,857,869
Operational derivatives	251	(11,092)
Total	R$ 516,637	R$ 1,846,777